Fair Value Measurements	12 Months Ended
Dec. 31, 2021
FAIR VALUE MEASUREMENTS [Abstract]
Fair Value Measurements
10. FAIR VALUE MEASUREMENTS
Fair Value of Financial Instruments
U.S. GAAP establishes a three-tier hierarchy to prioritize the inputs used in the valuation methodologies in measuring the fair value of financial instruments. This hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The three-tier fair value hierarchy is:
Level 1 - observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
Level 2 - include other inputs that are directly or indirectly observable in the market place.
Level 3 - unobservable inputs which are supported by little or no market activity.
The Sohu Group’s financial instruments consist primarily of cash equivalents, restricted cash, short-term investments, accounts receivable, other current assets, long-term investments, long-term time deposits, restricted time deposits, accounts payable, accrued liabilities, short-term bank loans, other short-term liabilities, long-term bank loans, and long-term other payables.
Financial Instruments Measured at Fair Value
The following table sets forth the financial instruments, measured at fair value by level within the fair value hierarchy, as of December 31, 2020 (in thousands):

		Fair value measurements at reporting date using
Items	As of December 31, 2020	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Cash equivalents	$173,655	$0	$173,655	$0
Restricted cash	330,791	0	330,791	0
Restricted time deposits	101,519	0	101,519	0
Short-term investments	100,745	0	100,745	0
Equity investments with readily determinable fair values	9,457	9,457	0	0
The

following table sets forth the financial instruments, measured at fair value by level within the fair value hierarchy, as of December 31, 2021
(in thousands):

		Fair value measurements at reporting date using
Items	As of December 31, 2021	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Cash equivalents	$949,884	$0	$949,884	$0
Restricted cash	1,969	0	1,969	0
Short-term investments	399,345	0	399,345	0
Equity investments with readily determinable fair values	14,642	14,642	0	0
Long-term time deposits	189,007	0	189,007	0
Cash Equivalents
The Sohu Group’s cash equivalents mainly consist of time deposits with original maturities of three months or less, notice deposits, and highly liquid investments that are readily convertible to known amounts of cash. The fair values of cash equivalents are determined based on the pervasive interest rates in the market. The Group classifies the valuation techniques that use the pervasive interest rates input as Level 2 of fair value measurements. Generally, there are no quoted prices in active markets for identical cash equivalents at the reporting date. In order to determine the fair value, the Group must use the discounted cash flow method and observable inputs other than quoted prices in active markets for identical assets and liabilities, quoted prices for identical or similar assets or liabilities in inactive markets, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
Restricted Cash and Restricted Time Deposits
Restricted cash and restricted time deposits are valued based on the prevailing interest rates in the market using the discounted cash flow method. The Sohu Group classifies the valuation techniques that use these inputs as Level 2 of fair value measurements.
Changyou Loans from Offshore Banks, Secured by Time Deposits
In 2018, Changyou drew down loans from the Hong Kong branches of PRC banks, which were secured by an equivalent or greater amount of RMB deposits by Changyou in the PRC branches of the banks. The loans from the Hong Kong branches of the lending banks were repaid in April 2019 by Changyou and the RMB deposits in the PRC branches of the banks were released.
In the fourth quarter of 2020 and the first quarter of 2021, Changyou drew down from an offshore branch of a PRC bank loans of
$215.6
million and $153 million, respectively, secured by an equivalent amount of RMB deposits by Changyou in the PRC branch of the bank and a mortgage on a building owned by Sohu. The loans carried floating rates of interest based on the London Inter-Bank Offered Rate (“LIBOR”). The loans were repaid in full in September 2021 by Changyou and the RMB deposits in the PRC branch of the bank were released.
For the years ended December 31, 2021 and 2020, interest income from the restricted time deposits securing the loans were $5.0 million and $0.1 million, respectively, and expense for interest on the loans was $5.3 million and $0.1 million, respectively.
In the second quarter of
2020
, Changyou pledged deposit certificates in connection with the Sohu Group’s financing of the Changyou Merger.
As of December 31, 2020, Changyou had pledged deposit certificates in the amount of $212 million in the aggregate, of which $110 million was recorded as restricted cash and $102 million was recorded as restricted time deposits. In September 2021, the Company repaid all of the outstanding balance under the Facility Agreement with ICBC Tokyo, and as a result all of Changyou’s deposit certificate pledges were released and the Facility Agreement was terminated.
Short-term Investments
The Sohu Group’s short-term investments mainly consist of investments in financial instruments with a variable interest rate and time deposits with maturities of three months to one year. In accordance with ASC 825, for investments
in financial instruments with a variable interest rate indexed to performance of underlying assets and time deposits, the Sohu Group elected the fair value method at the date of initial recognition and carried these investments at fair value. Changes in the fair value are reflected in the consolidated statements of comprehensive income as other income/(expense) and interest income. To estimate fair value, the Group refers to the quoted rate of return provided by banks at the end of each period using the discounted cash flow method. The Group classifies the valuation techniques that use these inputs as
Level 2 of fair value measurements.
As of December 31, 2021 and December 31, 2020, the Sohu Group’s investment in these financial instruments was $399.3 million
and $100.7 million, respectively. The investment instruments with variable interest rates
were issued by commercial banks in China, and
are
indexed to performance of underlying assets. Since these investments’ maturity dates are within one year, they are classified as short-term investments. For the years ended December 31, 2021 and 2020, the Sohu Group recorded gains from changes in the fair value of short-term investments in the amounts of $5.3 million and $4.3 million, respectively, in the consolidated statements of comprehensive income.
Long-term Investments
Long-term investments consist of equity investments in publicly traded companies, privately-held companies and limited partnerships.
ASU
2016-01,
Recognition and Measurement of Financial Assets and Financial Liabilities,
amends certain aspects of recognition, measurement, presentation and disclosure of financial instruments. The main provisions require equity investments (except those accounted for under the equity method of accounting or those that result in consolidation of the investee) to be measured at fair value through earnings, unless they qualify for a measurement alternative. The new guidance required modified retrospective application to all outstanding instruments beginning January 1, 2018, with a cumulative effect adjustment recorded to opening accumulated deficit as of the beginning of the first period in which the guidance becomes effective. However, changes to the accounting for equity securities without a readily determinable fair value will be applied prospectively.
The Group measures equity investments under the equity method and equity investments without readily determinable fair values at fair value on a non-recurring
basis when an impairment charge is to be recognized. As of December 31, 2020 and 2021, certain investments were measured using significant unobservable inputs (Level 3) and written down from their respective carrying values to their fair values, considering the stage of development, the business plan, the financial condition, the sufficiency of funding and the operating performance of the investee companies, with impairment charges incurred and recorded in other income for the years then ended. The Group recognized impairment losses of $0.4 million and $0.2 million, respectively, for investments without readily determinable fair values in 2020 and 2021.
Equity Investments Accounted for Using the Equity Method
For investments in common stock or
in-substance
common stock of entities over which the Group can exercise significant influence but does not own a majority equity interest or control, the equity method is applied, and the Group adjusts the carrying amount of an investment and recognizes investment income or loss for the Group’s share of the earnings or loss of the investee after the date of investment. The Group measures equity investments under the equity method at fair value on a non-recurring
basis only if an impairment charge is to be recognized. The Group classifies these non-recurring
fair value measurements as Level 3 of fair value measurement.
Equity Investments with Readily Determinable Fair Values
Effective as of January 1, 2018, all equity investments in unconsolidated entities (other than those accounted for using the equity method of accounting) will generally be measured at fair value through earnings. There will no longer be an available-for-sale
classification (changes in fair value previously reported in other comprehensive income) for equity securities with readily determinable fair values.
Equity investments with readily determinable fair values are valued using the market approach based on the quoted prices in active markets at the reporting date. The Group classifies the valuation techniques that use these inputs as Level 1 of fair value measurements.
Equity Investments without Readily Determinable Fair Values
Based on ASU
2016-01,
an entity will be able to elect to record equity investments without readily determinable fair values and not accounted for by the equity method at cost, less impairment, adjusted for subsequent observable price changes in orderly transactions for the identical or similar investments of the same issuer. Entities that elect this measurement alternative will report changes in the carrying value of the equity investments in current earnings.
If this measurement alternative is elected, changes in the carrying value of the equity investment will be required to be made whenever there are observable price changes in transactions for identical or similar investments of the same issuer. The implementation guidance notes that an entity should make a “reasonable effort” to identify price changes that are known or that can reasonably be known. When observable price changes were identified, the Group used the back-solve method to re-measure
the fair value of the investments and to determine the amount that should be recorded as upward or downward adjustments. The back-solve method requires considering the rights and preferences of each classes of equity and solving for the total equity value that is consistent with a recent transaction of the subject company’s securities. This method requires making assumptions on future outcomes available to the subject company, the probability of each scenario, expected time to liquidity events, volatility and risk-free rate. The Group classifies this non-recurring
fair value measurement as Level 3 of fair value measurement.
Long-term Time Deposits
The Sohu Group elected the fair value method at the date of initial recognition of time deposits with maturities over one
year and carried these investments subsequently at fair value. Changes in fair values are reflected in the consolidated statements of comprehensive income. The Sohu Group classifies the valuation techniques as Level 2 of fair value measurements.
Assets Measured at Fair Value on a Nonrecurring Basis
The following table sets forth assets measured at fair value on a nonrecurring basis by level within the fair value hierarchy as of December 31, 2020 and 2021 (in thousands)

		Fair value measurements at reporting date using
Items	As of December 31, 2020	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Purchased video content recorded in prepaid and other assets	$2,585	$0	$0	$2,585
Intangible assets, net	4,842	0	0	4,842
Goodwill	48,434	0	0	48,434

		Fair value measurements at reporting date using
Items	As of December 31, 2021	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Purchased video content recorded in prepaid and other assets	$2,555	$0	$0	$2,555
Intangible assets, net	9,136	0	0	9,136
Goodwill	48,811	0	0	48,811
Purchased Video Content Recorded in Prepaid and Other Assets
The impairment losses recognized in prepaid and other assets were mainly due to impairment losses for Sohu Video’s purchased video content. See Note 14 - Intangible Assets, Net.
Intangible Assets
Intangible assets mainly comprise purchased video content, operating rights for licensed games, domain names and trademarks, computer software, and developed technologies. The impairment losses recognized for intangible assets were mainly due to impairment losses for the domain name related to the 56.com Website and Sohu Video’s purchased video content. See Note 14 - Intangible Assets, Net.
Goodwill
Goodwill represents the excess of the purchase price over the fair value of the identifiable assets and liabilities acquired as a result of the Group’s acquisitions of interests in its subsidiaries and consolidated VIEs. See Note 13 - Goodwill.
Short-term Receivables and Payables
Accounts receivable and other current assets are financial assets with carrying values that approximate fair value due to their short-term nature. Short-term accounts payable, accrued liabilities, short-term bank loans and other short-term liabilities are financial liabilities with carrying values that approximate fair value due to their short-term nature.
Short-term Bank Loans
For short-term bank loans, the rates of interest under the agreements with the lending banks were determined based on the prevailing interest rates in the market.
•	Credit agreements with Industrial and Commercial Bank of China Limited (“ICBC”)
In September 2017, Sohu entered into credit agreements with ICBC pursuant to which Sohu was entitled to borrow from ICBC from time to time until March 31, 2018 up to a combined aggregate of RMB800 million (or $116.6 million). The loan is secured by the pledge of Sohu’s building which serves as Sohu’s corporate headquarters in Beijing (“Sohu’s headquarters”). Interest accrues on the principal amounts of the loans outstanding at an annual rate equal to the Loan Prime Rate (“LPR”) published by the National Interbank Funding Center, plus 1.2%. The outstanding principal amount of the loan will be payable in four equal installments, with the first installment payable 18 months after the drawdown and the other three installments payable semi-annually at the end of each of the three successive six-month
periods after the first installment payment.
In July 2020, Sohu repaid all of the outstanding balance under the loan arrangements with ICBC and Sohu’s headquarters were released from the pledge. As of both December 31, 2021 and December 31, 2020, the total outstanding balance of the loan was nil.

•	Credit agreements with the China Merchants Bank Co., Ltd. (“CMB”)
In April 2018, Sohu entered into credit agreements with CMB pursuant to which Sohu was entitled to borrow from CMB from time to time until March 22, 2021 up to an aggregate of RMB700 million (or approximately $102.0 million) (the “CMB Loan”).
In April 2018, Sohu made an initial drawdown under the CMB Loan with a term of 12 months in the amount of RMB400 million (or $58.3 million) (the “First Drawdown”). The proceeds of the First Drawdown were used to repay in full the outstanding balance and all accrued and unpaid interest under credit agreements between Sohu and Ping An Bank. The CMB Loan was secured by a pledge of Sohu’s building, which was released from the pledge after Ping An Bank received such repayment. Interest accrued on the outstanding principal balance at a rate of 6% per year. In April 2019, the outstanding principal amount of the First Drawdown was repaid in full.

In

June 2018
, Sohu made a drawdown under the CMB Loan with a term of
24
months in the amount of RMB
300
 million (or approximately $
43.7
million) (the “Subsequent Drawdown”). Interest accrued on the outstanding principal balance at a rate of
6
% per year. The outstanding principal amount of the Subsequent Drawdown was payable in four
installments.
The first installment of RMB45 million (or $6.7 million) was paid in December 2018; the second and third installments of RMB90 million (or $13.1 million) in the aggregate were paid early in June 2019; and the fourth installment of RMB165 million (or $23.3million) was paid early in July 2019.
In April 2019 and May 2019, Sohu made drawdowns under the CMB Loan with a term of 12 months in the aggregate amount of RMB399 million ($59.3 million). Interest accrues on the outstanding principal balances at a rate of 5.1% per year. The outstanding principal amount of each drawdown will be due and payable 12 months after such drawdown.
In May 2020, Sohu repaid all of the outstanding balance under the loan arrangements with CMB and the pledge of Sohu’s building was released. As of both December 31, 2021 and December 31, 2020, the total outstanding balance of the CMB loan was nil.

•	Credit agreement with Industrial and Commercial Bank of China Limited, Tokyo Branch (“ICBC Tokyo”)
On April 3, 2020, the Company’s indirect wholly-owned subsidiary Sohu.com (Game) Limited (“Sohu Game”), as borrower, and Sohu.com Limited, as guarantor, entered into a facility agreement (the “Facility Agreement”) with ICBC Tokyo pursuant to which ICBC Tokyo agreed to provide a term loan facility of up to $250 million (the “Term Facility”), subject to customary conditions, to be used to finance the consummation of the Changyou Merger and the related transactions and to pay related fees and expenses associated with the Changyou Merger. The Term Facility consisted of (i) a one-year
term facility for term loans of up to $100 million (the
“One-Year
Facility”) and (ii) a four-year term facility for term loans of up to $150 million (the “Four-Year Facility”). The outstanding principal amount of the loans under the
One-Year
Facility is due in full on the
one-year
anniversary of the date of the first utilization of the
One-Year
Facility. The outstanding principal amount of the loans under the Four-Year Facility was
due in installments, with $7.5 million due and payable at the end of each of the second and third calendar years during the term of the Four-Year Facility and the remaining outstanding principal amount was
due and payable on the fourth anniversary of the date of the first utilization of the
One-Year
Facility. The Term Facility
bore
interest at a rate of Three Month LIBOR plus a margin of 1.75%, with LIBOR to be determined by ICBC on the basis of the London InterBank Offered Rate published two business days before the first day of each three calendar month interest period. Accrued interest
w
as
 paid every three calendar months on the first day after the end of each such three-month interest period.
The obligations of Sohu Game as borrower under the Term Facility were initially fully guaranteed by Sohu.com Limited, and were initially secured by first priority share pledges over 97.9% of the outstanding equity interests in Changyou. In the second quarter of 2020, Changyou pledged deposit certificates evidencing an RMB deposit in the amount of $192 million in the aggregate at an exchange rate of
RMB7.20 to $1.00
, equivalent to the Facility Agreement amount. Upon the effectiveness of such additional pledge, Sohu’s previous guarantee, and all the previous share pledges or mortgages over the outstanding equity interests in Changyou, to secure the loans from ICBC Tokyo were released and discharged.

In September 2021, the Company repaid all of the outstanding balance under the Facility Agreement with ICBC Tokyo, and as a result all of Changyou’s deposit certificates pledges were released and the Facility Agreement was terminated.
Long-term Payables
Long-term payables mainly consist of long-term other payables and long-term bank loans.
Long-term
other payables are financial liabilities with carrying values that approximate fair value.
After the Changyou Plans’ Modification, long term
other
payables also include liabilities accrued over the option holders’ service periods with a fixed price of $5.39 per Changyou Class A ordinary share
.